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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended December 31, 2000
                                              -----------------

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Capital Counsel LLC
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Address: 350 Park Avenue, 11th Floor
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         New York, NY 10022
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Form 13F File Number:  28-05779
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Terence S. Greene
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Title: Member
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Phone: 212-350-4520
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Signature, Place, and Date of Signing:

/s/ Terence S. Greene              New York, NY               February 12, 2001
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[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
                                            -
Form 13F Information Table Entry Total:     98
                                            --
Form 13F Information Table Value Total:     543,959
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                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.         Form 13F File Number               Name

      01          28 -

      02          28 -

      03          28 -
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

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM CORP                      COM              885535104      757    89100 SH       SOLE                    89100
ABBOTT LABORATORIES            COM              002824100     1769    36522 SH       SOLE                    36522
ALTANTIC COAST AIRLINES HOLDGS COM              048396105      245     6000 SH       SOLE                     6000
ALZA CORP                      COM              022615108     5920   139300 SH       SOLE                   139300
AMERICAN INTERNATL GROUP INC   COM              026874107    21484   217975 SH       SOLE                   217975
AMGEN INC                      COM              031162100     1630    25500 SH       SOLE                    25500
AMSOUTH BANCORPORATION         COM              032165102      209    13710 SH       SOLE                    13710
ASPEN TECHNOLOGY INC           COM              045327103      785    23600 SH       SOLE                    23600
BAKER HUGHES INC               COM              057224107     2397    57666 SH       SOLE                    57666
BANK OF NEW YORK CO INC COM    COM              064057102      210     3800 SH       SOLE                     3800
CARRIER ACCESS CORP            COM              144460102      206    22930 SH       SOLE                    22930
CIRRUS LOGIC INC               COM              172755100      262    14000 SH       SOLE                    14000
CISCO SYS INC                  COM              17275R102     2432    63580 SH       SOLE                    63580
CITIGROUP INC                  COM              172967101      821    16084 SH       SOLE                    16084
COCA COLA CO                   COM              191216100     7910   129805 SH       SOLE                   129805
COMPUTER ASSOC                 COM              204912109     1327    68050 SH       SOLE                    68050
CONCORD EFS INC                COM              206197105     8484   193100 SH       SOLE                   193100
DALLAS SEMICONDUCTOR CORP      COM              235204104     2327    90820 SH       SOLE                    90820
DANAHER CORP                   COM              235851102     1674    24482 SH       SOLE                    24482
DELL COMPUTER CORP             COM              247025109     1046    60000 SH       SOLE                    60000
DENDRITE INTL INC              COM              248239105     6256   279600 SH       SOLE                   279600
DEPOMED INC - WTS              COM              249908112       15    16000 SH       SOLE                    16000
DISNEY WALT CO                 COM              254687106    10818   373852 SH       SOLE                   373852
DST SYS INC                    COM              233326107    24163   360644 SH       SOLE                   360644
DU PONT E I DE NEMOURS & CO    COM              263534109      995    20599 SH       SOLE                    20599
E M C CORP                     COM              268648102     3534    53146 SH       SOLE                    53146
EMERSON ELECTRIC CO COM        COM              291011104     1650    20940 SH       SOLE                    20940
EQUITY OIL CO                  COM              294749106      280    80000 SH       SOLE                    80000


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

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
EXPRESS SCRIPTS INC CL A       COM              302182100    14949   146200 SH       SOLE                   146200
EXXON MOBIL CORPORATION        COM              30231g102     6432    73989 SH       SOLE                    73989
FEDERAL NATL MTG ASSN          COM              313586109     3014    34742 SH       SOLE                    34742
FIRST DATA CORP                COM              319963104    30389   576771 SH       SOLE                   576771
GENERAL ELECTRIC CO            COM              369604103     4972   103723 SH       SOLE                   103723
GENERAL MTRS CORP              COM              370442105      407     8000 SH       SOLE                     8000
GILEAD SCIENCES INC            COM              375558103      332     4000 SH       SOLE                     4000
GILLETTE CO                    COM              375766102     6325   175100 SH       SOLE                   175100
HARTE-HANKS INC                COM              416196103    35425  1495520 SH       SOLE                  1495520
HOME DEPOT INC                 COM              437076102     1574    34450 SH       SOLE                    34450
HUBBELL INC CLASS A            COM              443510102      286    11000 SH       SOLE                    11000
HUBBELL INC CLASS B            COM              443510201      927    34986 SH       SOLE                    34986
IMS HEALTH INC                 COM              449934108      594    22000 SH       SOLE                    22000
INTEL CORP                     COM              458140100    43658  1452238 SH       SOLE                  1452238
INTL BUSINESS MACHINES CORP    COM              459200101      809     9518 SH       SOLE                     9518
JOHNSON & JOHNSON              COM              478160104     2728    25968 SH       SOLE                    25968
LITTON INDUSTRIES INC          COM              538021106     1338    17000 SH       SOLE                    17000
MACROMEDIA INC                 COM              556100105      689    11340 SH       SOLE                    11340
MARSH & MCLENNAN COS           COM              571748102      295     2520 SH       SOLE                     2520
MARSHALL & ILSLEY CORP         COM              571834100      457     9000 SH       SOLE                     9000
MBNA CORP                      COM              55262L100      389    10518 SH       SOLE                    10518
MC GRAW HILL COMPANIES INC     COM              580645109      588    10036 SH       SOLE                    10036
MELLON FINL CORP               COM              58551A108      667    13560 SH       SOLE                    13560
MERCK & CO INC                 COM              589331107    32587   348059 SH       SOLE                   348059
METTLER - TOLEDO INTL          COM              592688105     3736    68700 SH       SOLE                    68700
MICROSOFT CORP                 COM              594918104     1219    28099 SH       SOLE                    28099
MINNESOTA MINING & MFG CO      COM              604059105     1560    12948 SH       SOLE                    12948
MORGAN J P & CO INC            COM              616880100     1326     8015 SH       SOLE                     8015

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

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
NEOMAGIC CORP.                 COM              640497103       30    10000 SH       SOLE                    10000
NORTHERN TRUST CORP            COM              665859104      856    10500 SH       SOLE                    10500
PALM                           COM              696642107     3741   132147 SH       SOLE                   132147
PEPSICO INC                    COM              713448108    13685   276118 SH       SOLE                   276118
PERKINELMER INC                COM              714046109      325     3100 SH       SOLE                     3100
PFIZER INC                     COM              717081103     2001    43498 SH       SOLE                    43498
PITNEY BOWES                   COM              724479100      397    12000 SH       SOLE                    12000
PLANTRONICS INC NEW            COM              727493108     3794    80725 SH       SOLE                    80725
PRESIDENTIAL LIFE CORP         COM              740884101      747    50000 SH       SOLE                    50000
PROCTER & GAMBLE CO            COM              742718109      614     7834 SH       SOLE                     7834
PROLOGIS TR SH BEN INT         COM              743410102      323    14500 SH       SOLE                    14500
SANMINA CORP                   COM              800907107     1481    19330 SH       SOLE                    19330
SCHERING PLOUGH CORP           COM              806605101      704    12402 SH       SOLE                    12402
SOLECTRON CORP                 COM              834182107    56297  1660667 SH       SOLE                  1660667
STATE STREET CORP              COM              857477103    87548   704841 SH       SOLE                   704841
STILWELL FINANCIAL             COM              860831106     9406   238500 SH       SOLE                   238500
STRYKER CORP                   COM              863667101     1639    32400 SH       SOLE                    32400
SUN MICROSYSTEMS INC           COM              866810104     1853    66466 SH       SOLE                    66466
SYKES ENTERPRISES INC          COM              871237103      296    66700 SH       SOLE                    66700
TEXACO INC                     COM              881694103      208     3342 SH       SOLE                     3342
THOMAS & BETTS CORP            COM              884315102      282    17400 SH       SOLE                    17400
TRANSACTION SYS ARCHITECTS     COM              893416107      163    14100 SH       SOLE                    14100
TRIBUNE CO                     COM              896047107      253     6000 SH       SOLE                     6000
TYCO INTL LTD NEW              COM              902124106     3537    63728 SH       SOLE                    63728
UNIGRAPHICS SOLUTIONS INC      COM              904928108     4276   262100 SH       SOLE                   262100
UNITED PARCEL SERVICE          COM              911312106    15052   256200 SH       SOLE                   256200
WAL MART STORES INC            COM              931142103     1157    21776 SH       SOLE                    21776
WALGREEN CO                    COM              931422109      354     8464 SH       SOLE                     8464

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

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
WASHINGTON POST CO CL B        COM              939640108      925     1500 SH       SOLE                     1500
XILINX INC                     COM              983919101    10129   219600 SH       SOLE                   219600
EQUITY INV FD UNIT 2ND S & P                    294700422       38    15178 SH       SOLE                    15178
BP AMOCO PLC ADR               ADR              055622104     4611    96321 SH       SOLE                    96321
ELSEVIER N V SPONSORED ADR     ADR              290259100      412    14000 SH       SOLE                    14000
NOKIA CORP SPONSORED ADR       ADR              654902204      824    18939 SH       SOLE                    18939
REUTERS GROUP PLC ADR          ADR              76132M102     4771    48438 SH       SOLE                    48438
SAP AKTIENGESELLSCHAFT ADR     ADR              803054204      950    28200 SH       SOLE                    28200
SCHLUMBERGER LTD COM           ADR              806857108     1051    13150 SH       SOLE                    13150
VODAPHONE GROUP PLC            ADR              92857W100     1344    37540 SH       SOLE                    37540
NORTHERN INTL GROWTH EQUITY FD                  665162509      153 13763.653SH       SOLE                13763.653
TCW CONVERTIBLE SECS FD                         872340104      178 17160.000SH       SOLE                17160.000
ALZA JAN PUT @ 42.5                             AZAMV           45    20000 SH       SOLE                    20000
PUT OPTION EMC JAN 90                           EMCMR          225    10000 SH       SOLE                    10000
REPORT SUMMARY                   98 DATA RECORDS            543959           O OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED